Membership Units	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Membership Units
Membership Units

10. Membership Units

For the period ended November 30, 2022, the Company had 1,000,000 Membership Interests authorized and 1,000,000 issued and outstanding respectively with a par value of $.0001 per unit. In January 25, 2023 1,000,000 Membership Interests outstanding were exchanged for Preferred Units (see note 9) and the Member Interests were cancelled accordingly.

11. Membership Units

For the years ended February 28, 2023 and 2022, the Company had 0 and 1,000,000 Membership Interests authorized, issued and outstanding with a par value of $.0001 per unit. In 2023 1,000,000 Membership Interests outstanding were exchanged for Preferred Units (see note 10) and the Member Interests were cancelled accordingly.